Share Based Payment - Schedule of RSUs (Details) - RSUs [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of RSUs [Line Items]
Outstanding at beginning of year:	3,284,742	1,675,572
Granted	2,853,336	2,397,248
Vested	(1,274,687)	(508,898)
Forfeited	(228,004)	(279,180)
Outstanding at end of year	4,635,387	3,284,742